Note 14 - Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 14. INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiary and VIEs in the PRC. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

According to the PRC Corporate Income Tax Law, or the CIT Law, which became effective on January 1, 2008, as further clarified by subsequent tax regulations implementing the CIT Law, foreign-invested enterprises and domestic enterprises are subject to corporate income tax, at a uniform rate of 25%. The CIT rate of enterprises established before March 16, 2007 that were eligible for preferential tax rates according to then effective tax laws and regulations gradually transitioned to the uniform 25% CIT rate by January 1, 2013. In addition, certain enterprises may still benefit from a preferential tax rate of 15% under the CIT Law if they qualify as “high and new technology enterprises strongly supported by the state,” subject to certain general factors described in the CIT Law and the related regulations.

In December 2008, the Company’s subsidiary eFuture Beijing was designated as “High and New Technology Enterprises” under the CIT Law, which entitles it to a preferential CIT rate of 15% from 2008 to 2014. The Company expects that eFuture Beijing will continue to qualify for the preferential CIT rate in the future. Weidian was subject to a 25% tax rate in 2012, 2013 and 2014, respectively. eFuture Hainan was subject to a 25% tax rate in 2013 and 2014.

The CIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. eFuture Information Technology Inc., if considered a PRC resident enterprise for tax purposes, would be subject to the PRC CIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2014, eFuture Information Technology Inc. has not accrued for PRC tax on such basis as it had no substantial business. The Company will continue to monitor its tax status.

Income (Loss) before tax for the years ended December 31, 2012, 2013 and 2014 was taxed in the following jurisdictions:

	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the Year Ended December 31,
	2012	2013	2014	2014
PRC	¥15,240,940	¥(501,808)	¥19,653,549	$3,167,577
Cayman Islands	(15,253,126)	(6,662,406)	(8,041,344)	(1,296,030)
Income (Loss) before income tax	¥(12,186)	¥(7,164,214)	¥11,612,205	$1,871,547

The income tax expenses for the years ended December 31, 2012, 2013 and 2014 were as follows:

	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the Year Ended December 31,
	2012	2013	2014	2014
Current tax before tax loss carry forwards (set-off)	¥13,330,732	¥891,449	¥3,656,684	$589,350
Tax loss carry forwards (set-off)	59,638	15,098	59,324	9,561
Current income taxes	13,390,370	906,547	3,716,008	598,911
Deferred income taxes	(8,892,940)	(619,251)	509,041	82,043
Total income tax expenses	¥4,497,430	¥287,296	¥4,225,049	$680,954

The reconciliation of income tax expenses computed by applying the statutory corporate income tax rate to pre-tax income (loss) to the actual tax expense (benefit) is as follows:

	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the Year Ended December 31,
	2012	2013	2014	2014
Income tax expense (benefit) computed at statutory tax rate of 25%	¥(3,046)	¥(1,791,053)	¥2,903,051	$467,887
Difference in tax rate of the Company outside the PRC	3,813,282	1,665,601	2,010,336	324,007
Effect of tax holiday for a subsidiary	(1,547,949)	44,142	(1,989,084)	(320,582)
Non-deductible expenses	2,799,105	396,408	1,241,422	200,081
Tax loss carry forward (set-off)	59,638	15,098	59,324	9,561
Deferred tax benefit	(623,600)	(42,900)	-	-
Income tax expenses	¥4,497,430	¥287,296	¥4,225,049	$680,954

The components of the deferred tax assets and liabilities were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2013	2014	2014
Deferred Tax Assets:
Net operating loss carry forwards	¥237,193	¥134,060	$21,607
Allowance for doubtful accounts and write offs	2,266,888	2,220,401	357,864
Inventory provision	512,335	653,414	105,311
Accruals and others	5,022,822	5,187,854	836,130
Intangible assets impairment	980,504	980,504	158,029
Valuation allowance	(237,193)	(134,060)	(21,607)
Total deferred tax assets	¥8,782,549	¥9,042,173	$1,457,334

Deferred Tax Liabilities:
Fix assets depreciation	¥-	¥(60,867)	$(9,810)
Refundable value added tax	(307,089)	(1,014,887)	(163,570)
Total deferred tax liabilities	¥(307,089)	¥(1,075,754)	$(173,380)

Net deferred tax assets	¥8,475,460	¥7,966,419	$1,283,954

As of December 31, 2014, the Group had a net operating loss of approximately RMB0.5 million (US$0.1 million) deriving from entities in the PRC which can be carried forward after certain reconciliation per tax regulation to offset future net profit for income tax purposes. The net operating loss will expire RMB0.2 million, RMB0.1 million, and 0.2 million in 2015, 2016 and 2017, respectively.

The Group recorded a valuation allowance against the 2013 and 2014 operating loss carry forwards of Weidian and eFuture Hainan as of December 31, 2013 and 2014, respectively, as the Group believes it is more likely than not that such deferred tax assets will not be realized.

The Group has evaluated its income tax uncertainty under ASC 740-10. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations. Under the PRC law, net operating loss will expire within 5 years. As of and for the years ended December 31, 2013 and 2014, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.